Employee Benefit Plans (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Employee Benefit Plans [Line Items]
Pension liabilities	$ 15,969		$ 15,969		$ 16,076	$ 27,357
Actuarial losses			3,400		3,300	10,400
Net deferred tax benefit	7,456		7,456		$ 7,055	9,554
Percentage of amortization of gains and losses					10.00%
Amortized period					15 years
Long term expected rate of return on cash					10 years
Long term expected rate of return on liabilities					20 years
Inflation rate of CPI					2.30%
Employer contributions	$ 600	$ 1,900	600	$ 1,900	$ 2,862	3,249
Expected contribution			2,500		2,700
Net deferred tax benefit					2,562	2,920	$ 4,502
Other Comprehensive Income (Loss) [Member]
Employee Benefit Plans [Line Items]
Net deferred tax benefit					1,900	1,900
Net deferred tax benefit			$ 2,000		$ 2,000
UK Pension Plan [Member]
Employee Benefit Plans [Line Items]
Number of subsidiaries	2		2		2
Eligibility Period for defined benefit			3 years		3 years
Number of employees eligible for pension
Pension liabilities					$ 13,700	23,000
Percentage of expected long-term rate of return on plan assets					3.45%
German Pension Plan [Member]
Employee Benefit Plans [Line Items]
Number of employees eligible for pension
Minimum qualification period			10 years		10 years
Pension liabilities					$ 1,200	1,800
Norway Pension Plan [Member]
Employee Benefit Plans [Line Items]
Eligibility Period for defined benefit			3 years		3 years
Number of employees eligible for pension
Pension liabilities					$ 500	100
Asterion Pension Plan [Member]
Employee Benefit Plans [Line Items]
Eligibility Period for defined benefit			3 years		3 years
Number of employees eligible for pension
Pension liabilities					$ 1,700	$ 2,500
Minimum [Member]
Employee Benefit Plans [Line Items]
Expected rate of return term					10 years
Expected rate of return term on investment					15 years
Minimum [Member] | UK Pension Plan [Member]
Employee Benefit Plans [Line Items]
Expected rate of return term			15 years		15 years
Maximum [Member]
Employee Benefit Plans [Line Items]
Expected rate of return term					20 years
Expected rate of return term on investment					20 years
Maximum [Member] | UK Pension Plan [Member]
Employee Benefit Plans [Line Items]
Expected rate of return term			20 years		20 years